UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08900

Buffalo Large Cap Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.95%
	Consumer Discretionary - 21.79%
	Hotels, Restaurants & Leisure - 8.64%
10,200	Carnival Corp.	$556,410
7,800	Harrah's Entertainment, Inc.	562,146
24,900	Marriott International, Inc. - Class A	1,698,678
30,600	McDonald's Corp.	849,150
24,500	Royal Caribbean Cruises Ltd.	1,184,820
		4,851,204

	Household Durables - 1.81%
17,900	Electronic Arts Inc. (a)	1,013,319

	Internet & Catalog Retail - 2.05%
47,800	IAC/InterActiveCorp. (a)	1,149,590

	Leisure Equipment & Products - 3.54%
24,500	Harley-Davidson, Inc.	1,215,200
27,500	International Game Technology	774,125
		1,989,325

	Media - 5.75%
82,400	Time Warner Inc. (a)	1,376,904
20,000	Univision Communications, Inc. (a)	551,000
23,900	Viacom Inc. - Class B	765,278
21,300	The Walt Disney Co.	536,334
		3,229,516
	Total Consumer Discretionary	12,232,954

	Consumer Staples - 10.76%
	Beverages - 2.32%
24,100	PepsiCo, Inc.	1,299,713

	Food & Staples Retailing - 5.98%
29,500	CVS Corp.	857,565
28,700	Sysco Corp.	1,038,653
31,800	Walgreen Co.	1,462,482
		3,358,700

	Household Products - 2.46%
27,700	Colgate-Palmolive Co.	1,382,507
	Total Consumer Staples	6,040,920

	Financials - 17.51%
	Capital Markets - 5.18%
13,000	The Goldman Sachs Group, Inc.	1,326,260
30,200	Morgan Stanley	1,584,594
		2,910,854

	Commercial Banks - 6.57%
35,000	The Bank of New York Co., Inc.	1,007,300
26,100	Mellon Financial Corp.	748,809
42,400	Northern Trust Corp.	1,933,016
		3,689,125

	Diversified Financial Services - 4.04%
31,600	American Express Co.	1,682,068
7,600	Franklin Resources, Inc.	585,048
		2,267,116

	Insurance - 1.72%
23,000	Principal Financial Group, Inc.	963,700
	Total Financials	9,830,795

	Health Care - 20.03%
	Health Care Equipment & Supplies - 4.33%
39,800	Baxter International Inc.	1,476,580
35,300	Boston Scientific Corp. (a)	953,100
		2,429,680

	Pharmaceuticals - 15.70%
34,500	Abbott Laboratories	1,690,845
44,200	Bayer AG, ADR	1,470,976
25,800	Johnson & Johnson	1,677,000
13,500	Schering AG, ADR	832,815
91,200	Schering-Plough Corp.	1,738,272
45,100	Teva Pharmaceutical Industries, Ltd., ADR	1,404,414
		8,814,322
	Total Health Care	11,244,002

	Industrials - 6.84%
	Air Freight & Logistics - 2.74%
19,000	FedEx Corp.	1,539,190

	Airlines - 1.51%
60,687	Southwest Airlines Co.	845,370

	Commercial Services & Supplies - 2.59%
34,600	Automatic Data Processing, Inc.	1,452,162
	Total Industrials	3,836,722

	Information Technology - 22.02%
	Communications Equipment - 5.26%
50,100	Cisco Systems, Inc. (a)	957,411
33,300	Corning Inc. (a)	553,446
86,555	Nokia OYJ, ADR	1,440,275
		2,951,132

	Computers & Peripherals - 0.59%
8,400	Dell Inc. (a)	331,884

	Electronic Equipment & Instruments - 1.51%
50,020	AU Optronics Corp., ADR	847,339

	IT Services - 2.16%
30,222	First Data Corp.	1,213,111

	Semiconductor & Semiconductor Equipment - 9.80%
32,000	Analog Devices, Inc.	1,193,920
50,300	Applied Materials, Inc.	813,854
47,300	Intel Corp.	1,232,638
55,400	Texas Instruments Inc.	1,555,078
27,600	Xilinx, Inc.	703,800
		5,499,290

	Software - 2.70%
61,100	Microsoft Corp.	1,517,724
	Total Information Technology	12,360,480

	TOTAL COMMON STOCKS (Cost $50,509,700)	55,545,873

	SHORT TERM INVESTMENTS - 1.79%
	Investment Company - 1.79%
1,003,722	SEI Daily Income Trust Treasury II Fund - Class B	1,003,722
	Total Investment Companies	1,003,722

	TOTAL SHORT TERM INVESTMENTS (Cost $1,003,722)	1,003,722

	Total Investments (Cost $51,513,422) - 100.74%	56,549,595

	Liabilities in Excess of Other Assets - (0.74)%	(413,001)

	TOTAL NET ASSETS - 100.00%	$56,136,594

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non Income Producing

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo Large Cap Fund, Inc.

By (Signature and Title)/s/ Kent W. Gasaway, President
                Kent W. Gasaway, President and Treasurer

Date 8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/ Kent W. Gasaway, President
                Kent W. Gasaway, President and Treasurer

Date 8/26/05

* Print the name and title of each signing officer under his or her signature.